Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Jun. 28, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Kitara Media Corp. and Subsidiaries
Entity Central Index Key	0001350773
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	kitm
Entity Common Stock, Shares Outstanding		83,156,969
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 10,182,178